Use of Estimates and Judgments	6 Months Ended
Jun. 30, 2018
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Use of Estimates and Judgments
4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.

The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.

The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.

Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expense and liability. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.

The company is subject to income tax in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimation is made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period such determination is made.

Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year are further discussed in the relevant notes hereafter.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of estimating uncertainty were the same as those that applied to the consolidated financial statements as at and for the year ended 31 December 2017, except for the reporting of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses into AB InBev Efes that closed on 30 March 2018 – see Note 6 Acquisitions and disposals of Subsidiaries and Note 14 Investments in associates.

In May 2018, the Argentinean peso underwent a severe devaluation. In 2017, the Argentinean operations represented 3.6% of the company’s consolidated revenue and 4.1% of the company’s consolidated normalized EBITDA. The Argentinean full year 2017 and half year 2018 results were translated at an average rate of 16.580667 and 20.303664 Argentinean pesos per US dollar, respectively. The company did not apply inflation accounting in the reporting of its Argentina operations year to date June 2018 and is assessing the requirements to apply IAS 29 Financial Reporting in Hyperinflationary Economies in subsequent reporting periods.